Nature of operations and going concern (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Nature Of Operations [Abstract]
Loss	$ (9,325,226)	$ (3,145,139)
Accumulated deficit	(22,079,390)	(12,754,164)
Working capital deficiency	$ 4,364,468	$ 1,400,212